Share-based Payment - Summary of Number and Weighted Average Share Prices of RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average share price, Beginning balance	$ 59.75	$ 92.08
Weighted average share price, Granted	3.31	16.19
Weighted average share price, Forfeited	19.25	51.65
Weighted average share price, Released through the issuance of common shares	5.60	50.53
Weighted average share price, Withheld as payment of withholding taxes	5.60	10.61
Weighted average share price, Ending balance	$ 60.04	$ 59.75
Shares outstanding, Beginning balance	25,038	95,845
Shares outstanding, Granted	436,449	111,915
Shares outstanding, Forfeited	(22,710)	(10,538)
Shares outstanding, Released through the issuance of common shares	(262,495)	(108,079)
Shares outstanding, Withheld as payment of withholding taxes	(173,493)	(64,105)
Shares outstanding, Ending balance	2,789	25,038